Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Registrant Name	Public Policy Holding Company, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43077
Entity Tax Identification Number	87-3557229
Entity Address, Postal Zip Code	20002
City Area Code	202
Local Phone Number	688-0020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PPHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Central Index Key	0001903508
Amendment Flag	false
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Address Line One	800 North Capitol Street NW, Suite 800